Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 4,891	€ 45,651
Goodwill and Intangible assets	864	36,168
Property, Plant and Equipment	309	3,248
Non-current Trade and Other receivables	0	2,209
Non-current Grant receivables	3,454	3,764
Other non-current assets	264	262
CURRENT ASSETS	14,825	34,292
Trade and Other Receivables	1,118	668
Grant receivables	0	1,395
Other current assets	1,017	2,211
Short-term investments	0	0
Cash and cash equivalents	12,445	30,018
Assets held for sale	245	0
TOTAL ASSETS	19,716	79,943
EQUITY	4,317	43,639
Share Capital	78,585	78,585
Share premium	6,317	6,317
Other reserves	34,800	33,172
Capital reduction reserve	234,562	234,562
Accumulated deficit	(349,947)	(308,997)
NON-CURRENT LIABILITIES	4,973	22,477
Bank loans	0
Lease liabilities	118	1,730
Recoverable Cash advances (RCAs)	4,584	5,851
Contingent consideration payable and other financial liabilities	0	14,679
Post-employment benefits	13	53
Other non-current liabilities	258	164
CURRENT LIABILITIES	10,426	13,827
Bank loans	0	0
Lease liabilities	137	902
Recoverable Cash advances (RCAs)	437	362
Trade payables	4,752	6,611
Other current liabilities	5,100	5,952
TOTAL EQUITY AND LIABILITIES	€ 19,716	€ 79,943